Business Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Acquisitions
(3)	BUSINESS ACQUISITION

Acquisition of Huanqiuyimeng

In 2019, the Company entered into share purchase agreements with all of the selling shareholders of Huanqiuyimeng to acquire 100% equity interests of Huanqiuyimeng in exchange for 9,360,000 ordinary shares of the Company and RMB 91.1 million consideration in cash.

The Group obtained the control of Huanqiuyimeng business on August 6, 2019 and paid cash consideration of RMB 71,483,973 and RMB15,000,000 for the years ended December 31, 2019 and 2020, respectively. The Company paid off the remaining consideration amount in March 2021.

The Company accounted for the acquisition of Huanqiuyimeng under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of training centers around China and abroad. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

RMB
Purchase consideration:
Cash	91,126,055
Fair value of 9,360,000 ordinary shares	76,868,663
167,994,718

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	36,785,802
Prepaid expenses and other current assets	26,333,563
Long-term investments	157,850
Property and equipment, net	8,505,683
Intangible assets
Trademark	79,000,000
Non-compete arrangements	56,000,000
Order backlogs	4,000,000
Other non-current assets	881,926
Right-of-use assets	32,089,416
Deferred revenues	(163,400,000)
Short-term loan	(13,991,000)
Lease liabilities-current	(18,728,346)
Deferred income tax liabilities	(45,659,880)
Accrued expense and other payables	(14,326,672)
Lease liabilities-non-current	(13,361,070)
Total identifiable assets acquired and liabilities assumed	(25,712,728)
Fair value of non-redeemable non-controlling interests in Huanqiuyimeng	(6,771,349)
Goodwill	200,478,795

The intangible assets consist of trademark, non-compete arrangements and order backlogs. The fair values of trademark of RMB 79,000,000, non-competition arrangements of RMB 56,000,000 and order backlogs of RMB 4,000,000 are amortized over 10 years, 6 years and 1.4 years, respectively on a straight-line basis.

The appraiser adopted relief from royalty method to estimate the fair value of trademark as at August 6, 2019.This approach is based on the assumption that, if an intangible asset has to be licensed from a third-party owner, a royalty rate on turnover will be charged for the privilege of using the asset. The significant inputs for the valuation model include, but not limited to, projected revenue, remaining useful life and discount rates.

The appraiser adopted with and without method to estimate the fair value of non-compete arrangements as at August 6, 2019. The fair value of non-compete arrangements were derived by comparing the discounted cash flow models under the income approach for the two scenarios – one is based on the scenario where the non-compete arrangements are in place and the other is where it is not in place. The significant inputs for the valuation model include, but not limited to, remaining useful life, financial forecasts for the scenario without non-compete arrangements in place, discount rate and probability of competition.

The appraiser adopted discounted cash flow method to estimate the fair value of deferred revenues as at August 6, 2019.The fair value of the deferred revenues was estimated based on the costs of fulfilling the obligations plus a normal profit margin. The significant inputs for the valuation model include, but not limited to, projected direct cost, savings on selling effort, profit margin and discount rate.

The appraiser adopted price-to-sales method to estimate fair value of the non-controlling interests as at August 6, 2019. The price-to-sales multiple is referred to the purchase consideration and the revenue of Huanqiuyimeng. Considering the comparability of each entity with non-controlling interests, the appraiser adopted such multiple in deriving the non-controlling interests.

As of the acquisition date, the goodwill acquired in the business combination was assigned to the overseas art study services reporting unit of RMB 176,046,647 and to the other educational services reporting unit of RMB 24,432,148 based on the excess of the fair value of each acquired reporting unit over the fair value of individual assets acquired and liabilities assumed that are assigned to each reporting unit.

The following summarized unaudited pro forma results of operations for the years ended December 31, 2018 and 2019 assuming that the acquisition of Huanqiuyimeng occurred as of January 1, 2018. The unaudited pro forma financial information is supplemental information only and is not necessarily indicative of the results of operations which actually would have been had the acquisitions occurred as of January 1, 2018, nor is it indicative of future operating results.

	For the years ended December 31,
	2018	2019
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma net revenues	105,071,457	201,416,606
Pro forma net income (loss) attributable to ATA Creativity Global	757,139,789	(174,265,822)

The amounts of net revenues and net loss of the acquiree since the acquisition date included in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2019 is RMB 91,422,138 and RMB 24,291,035, respectively.